Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance Table

As required by the Securities and Exchange Commission, the following table is intended to illustrate compensation paid to our Chief Executive Officer (referred to in this discussion as our principal executive officer, or PEO) and our other (non-PEO) NEOs for the fiscal years ended December 31, 2020, 2021, 2022, 2023 and 2024 as compared to (i) our total shareholder return (“TSR”) performance (on an absolute and relative basis), (ii) net income, and (iii) return on invested assets ("ROIA"), the Company’s selected measure.

The disclosure included in this section is required by SEC rules and does not necessarily align with how the Company or the Compensation Committee views the link between the Company’s performance and the compensation of its NEOs. Although the Compensation Committee focuses on ensuring that there is a strong link between the Company’s compensation program and performance, the Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years presented. Differences in our Summary Compensation Table amounts and Compensation Actually Paid reflect changes in the fair value of equity awards, both outstanding and vested in each year, and the probability assessment of performance under our performance-based equity awards at the end of each fiscal year. Amounts reported in the Compensation Actually Paid columns below do not reflect compensation actually earned by or paid to our NEOs in each respective year.

					Value of Initial Fixed $100 Investment Based On:

Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (1)(2)	Average Summary Compensation Table Total for Other NEOs ($) (1)	Average Compensation Actually Paid to Other NEOs ($) (1)(2)	Company TSR ($) (3)	Prior Peer Group Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(5)	Net Income ($mms)	ROE (%)(6)	ROIA (%)(6)

2024	15,842,528	14,473,972	5,884,619	4,832,184	59.34	—	89.68	(33.7)	7.97	5.83
2023	13,864,066	2,579,459	6,128,795	1,678,651	69.02	104.68	90.55	(281.4)	(5.87)	5.20
2022	16,523,080	8,431,167	7,480,703	3,729,441	82.21	93.75	85.24	101.9	15.44	5.09
2021	16,197,278	25,081,973	7,490,761	11,605,582	118.36	124.11	116.79	336.4	31.12	4.35
2020	15,886,902	10,170,242	7,291,275	4,616,115	85.01	95.78	92.11	107.8	20.80	3.57

(1)
For 2024, the, the PEO is William J. McMorrow (Chairman and CEO) and other NEOs are Matt Windisch (President), Justin Enbody (Senior EVP, CFO), In Ku Lee (EVP, GC) and Mike Pegler (President, KW Europe). For 2023, the PEO is William J. McMorrow (Chairman and CEO) and other NEOs are Matt Windisch (President), Justin Enbody (Senior EVP, CFO), Kent Mouton (Senior Adviser, Former GC) and In Ku Lee (EVP, General Counsel). For 2020, 2021 and 2022, the PEO is William J. McMorrow (Chairman and CEO) and other NEOs are Matt Windisch (President), Justin Enbody (Senior EVP, CFO), Kent Mouton (EVP, GC) and Mary Ricks (Former President)
(2)
Compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the applicable fiscal year is calculated in accordance with SEC rules. The dollar amounts reported in the compensation actually paid column do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. A significant portion of the compensation actually paid amounts shown relate to changes in the values of unearned and/or vested awards over the course of the relevant year. These unvested awards remain subject to change in value based on our financial performance and changes in our stock price. Amounts in this column represent the “Total” compensation reported in the Summary Compensation Table for the PEO and the average “Total” compensation reported in the Summary Compensation Table for our other NEOs for the applicable year, with adjustments made to each year to determine compensation actually paid as shown in the table below:

Adjustments to Determine Compensation “Actually Paid” for PEO	2024

Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table for Applicable Year	$(8,734,196)

Increase based on ASC Topic 718 Fair Value of Awards Granted during Applicable Year that Remain Unvested as of Year-end, determined as of Year-end	$9,828,343

Increase/Deduction for Change in ASC Topic 718 Fair Value from Prior Year-end to Applicable Year-end of Awards Granted during Prior Year that were Outstanding and Unvested as of Applicable Year-end	$(1,651,837)

Increase/Deduction for Change in ASC Topic 718 Fair Value from Prior Year-end to Vesting Date of Awards Granted during Prior Year that Vested during Applicable Year	$(116,209)

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during 2024	$(694,657)

Total Adjustments	$(1,368,556)

Adjustments to Determine Compensation “Actually Paid” for Non-PEOs (Average)	2024

Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table for Applicable Year	$(3,095,847)

Increase based on ASC Topic 718 Fair Value of Awards Granted during Applicable Year that Remain Unvested as of Year-end, determined as of Year-end	$4,122,622

Increase/Deduction for Change in ASC Topic 718 Fair Value from Prior Year-end to Applicable Year-end of Awards Granted during Prior Year that were Outstanding and Unvested as of Applicable Year-end	$(601,081)

Increase/Deduction for Change in ASC Topic 718 Fair Value from Prior Year-end to Vesting Date of Awards Granted during Prior Year that Vested during Applicable Year	$(28,592)

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during 2024	$(179,183)

Total Adjustments	$217,921

(3)
Reflects the cumulative TSR of the Company for the year ended December 31, 2020, the two years ended December 31, 2021, the three years ended December 31, 2022, the four years ended December 31, 2023 and the five years ended December 31, 2024, assuming a fixed $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends
(4)
Reflects the cumulative TSR of the MSCI World Real Estate Index for the year ended December 31, 2020, the two years ended December 31, 2021, the three years ended December 31, 2022 and the four years ended December 31, 2023, assuming a fixed $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends. This index was the Company's closest comparative index until it was discontinued in 2023, and, accordingly, did not comprise the Company's peer group for 2024.
(5)
Reflects the cumulative TSR of the MSCI World Real Estate (GICS 1) Net Total Return Index for the year ended December 31, 2020, the two years ended December 31, 2021, the three years ended December 31, 2022, the four years ended December 31, 2023 and the five years ended December 31, 2024, assuming a fixed $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends. Following the discontinuation of the MSCI World Real Estate Index in 2023, this was the Company's closest comparative index and, commencing in 2024, was also utilized for our relative TSR RSUs.
(6)
For 2024, the Company-selected measure is Return on Invested Assets ("ROIA"), which replaced the non-TSR performance metric for our performance-based RSUs. Prior to 2024, the Company-selected measure was Return on Equity ("ROE"). Accordingly, we have illustrated our historical results under ROIA and ROE.

Company Selected Measure Name	ROE	ROIA
Named Executive Officers, Footnote
(1)
For 2024, the, the PEO is William J. McMorrow (Chairman and CEO) and other NEOs are Matt Windisch (President), Justin Enbody (Senior EVP, CFO), In Ku Lee (EVP, GC) and Mike Pegler (President, KW Europe). For 2023, the PEO is William J. McMorrow (Chairman and CEO) and other NEOs are Matt Windisch (President), Justin Enbody (Senior EVP, CFO), Kent Mouton (Senior Adviser, Former GC) and In Ku Lee (EVP, General Counsel). For 2020, 2021 and 2022, the PEO is William J. McMorrow (Chairman and CEO) and other NEOs are Matt Windisch (President), Justin Enbody (Senior EVP, CFO), Kent Mouton (EVP, GC) and Mary Ricks (Former President)

Peer Group Issuers, Footnote
(4)
Reflects the cumulative TSR of the MSCI World Real Estate Index for the year ended December 31, 2020, the two years ended December 31, 2021, the three years ended December 31, 2022 and the four years ended December 31, 2023, assuming a fixed $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends. This index was the Company's closest comparative index until it was discontinued in 2023, and, accordingly, did not comprise the Company's peer group for 2024.
(5)
Reflects the cumulative TSR of the MSCI World Real Estate (GICS 1) Net Total Return Index for the year ended December 31, 2020, the two years ended December 31, 2021, the three years ended December 31, 2022, the four years ended December 31, 2023 and the five years ended December 31, 2024, assuming a fixed $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends. Following the discontinuation of the MSCI World Real Estate Index in 2023, this was the Company's closest comparative index and, commencing in 2024, was also utilized for our relative TSR RSUs.

PEO Total Compensation Amount	$ 15,842,528	$ 13,864,066	$ 16,523,080	$ 16,197,278	$ 15,886,902
PEO Actually Paid Compensation Amount	$ 14,473,972	2,579,459	8,431,167	25,081,973	10,170,242
Adjustment To PEO Compensation, Footnote

Adjustments to Determine Compensation “Actually Paid” for PEO	2024

Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table for Applicable Year	$(8,734,196)

Increase based on ASC Topic 718 Fair Value of Awards Granted during Applicable Year that Remain Unvested as of Year-end, determined as of Year-end	$9,828,343

Increase/Deduction for Change in ASC Topic 718 Fair Value from Prior Year-end to Applicable Year-end of Awards Granted during Prior Year that were Outstanding and Unvested as of Applicable Year-end	$(1,651,837)

Increase/Deduction for Change in ASC Topic 718 Fair Value from Prior Year-end to Vesting Date of Awards Granted during Prior Year that Vested during Applicable Year	$(116,209)

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during 2024	$(694,657)

Total Adjustments	$(1,368,556)

Non-PEO NEO Average Total Compensation Amount	$ 5,884,619	6,128,795	7,480,703	7,490,761	7,291,275
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,832,184	1,678,651	3,729,441	11,605,582	4,616,115
Adjustment to Non-PEO NEO Compensation Footnote

Adjustments to Determine Compensation “Actually Paid” for Non-PEOs (Average)	2024

Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table for Applicable Year	$(3,095,847)

Increase based on ASC Topic 718 Fair Value of Awards Granted during Applicable Year that Remain Unvested as of Year-end, determined as of Year-end	$4,122,622

Increase/Deduction for Change in ASC Topic 718 Fair Value from Prior Year-end to Applicable Year-end of Awards Granted during Prior Year that were Outstanding and Unvested as of Applicable Year-end	$(601,081)

Increase/Deduction for Change in ASC Topic 718 Fair Value from Prior Year-end to Vesting Date of Awards Granted during Prior Year that Vested during Applicable Year	$(28,592)

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during 2024	$(179,183)

Total Adjustments	$217,921

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid vs. Net Income

Compensation Actually Paid vs. Company Selected Measure

Tabular List, Table

Tabular List of Important Financial Measures

Most Important Financial Measures for 2024
Recurring Cash Flow
Annual NOI Growth
Growth in Investment Management Fees
Return on Invested Assets
Relative TSR v. MSCI World Real Estate (GICS 1) Net Total Return Index

Total Shareholder Return Amount	$ 59.34	69.02	82.21	118.36	85.01
Net Income (Loss)	$ (33,700,000)	(281,400,000)	101,900,000	336,400,000	107,800,000
PEO Name	William J. McMorrow
Measure:: 1
Pay vs Performance Disclosure
Name	Recurring Cash Flow
Measure:: 2
Pay vs Performance Disclosure
Name	Annual NOI Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Growth in Investment Management Fees
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Invested Assets
Measure:: 5
Pay vs Performance Disclosure
Name	Relative TSR v. MSCI World Real Estate (GICS 1) Net Total Return Index
MSCI World Real Estate Index [Member]
Pay vs Performance Disclosure
Peer Group Total Shareholder Return Amount		104.68	93.75	124.11	95.78
MSCI World Real Estate Net Total Return Index [Member]
Pay vs Performance Disclosure
Peer Group Total Shareholder Return Amount	$ 89.68	$ 90.55	$ 85.24	$ 116.79	$ 92.11
Return on Equity [Member]
Pay vs Performance Disclosure
Company Selected Measure Amount	0.0797	(0.0587)	0.1544	0.3112	0.208
Return on Invested Assets [Member]
Pay vs Performance Disclosure
Company Selected Measure Amount	0.0583	0.052	0.0509	0.0435	0.0357
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,368,556)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,734,196)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,828,343
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,651,837)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(116,209)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(694,657)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	217,921
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,095,847)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,122,622
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(601,081)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(28,592)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (179,183)